NOTE 18. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Prepaid expenses, related party:

During the periods presented, the Company has paid the interest to Xinji Beiguo Mall in advance in order to facilitate a faster payment speed.

The outstanding amounts of prepaid expense, related party as of December 31, 2015 and 2014 were as follows:

		December 31,
	Note	2015	2014

Xinji Beiguo Mall	(1)	—	50
Total		$—	$50

Note:

(1)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Loans, net, related party:

During the periods presented, the Company has provided the loans to Yuanshi County Natural Gas Sales Company. The balance matured in June 2015.

The outstanding amounts of loans, net, related party as of December 31, 2015 and 2014 were as follows:

		December 31,
	Note	2015	2014

Yuanshi County Natural Gas Sales Company	(1)	—	782
Total		$—	$782

Note:

(1)	Entity controlled by Mr. Li’s brother.

Financing payables, related parties

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Li and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration paid in the acquisition of Heat Planet Holdings Limited (“Heat Planet”). The amount was payable within six months of occupation of the Kai Yuan Center by the Company, which was completed in April 2013 and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet, which were delivered in December 2012. In October 2013, the unpaid amount began to accrue interest at the one-year rate announced by the People’s Bank of China (4.35% as of December 31, 2015). As of December 31, 2015 approximately $4.1 million is still owed to Alliance Rich for the acquisition of Heat Planet.

In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum, and amounts owed continue to be unsecured and due on demand by the lender.

Hebei Ruijie Hotel Management Company charges interest at 5.60% per annum on amounts owed to it.

The amount due to Mr. Li and Smart Success Investment Limited (“Smart Success”) were non-interest bearing, unsecured and due on demand by the lenders.

The amount due to Yuanshi County Natural Gas Sales Company represented security deposits withheld when Yuanshi purchased notes through the CeraVest financing platform.

During the periods presented, the Company received Internet-based financings from Ruituo, a company controlled by Mr. Li's brother. The amount due to Ruituo is unsecured and due on demand by Ruituo and bore an interest at approximately 8.00% per annum, based on the weighted average outstanding payable balances at month end.

In 2015, the Company obtained Internet-based financings from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. The Company pays a financing charge of approximately 9% per annum to Beiguo Auto and Xinji Beiguo Mall for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The outstanding financing payables, related parties as of December 31, 2015 and 2014 were as follows:

		December 31,
	Notes	2015	2014

Mr. Li		$144	$144
Alliance Rich	(1)	4,088	3,917
Hebei Kaiyuan	(1)	4,400	4,436
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	39,608	15,690
Ruituo	(2)	58,536	9,799
Beiguo Auto	(3)	23	-
Xinji Beiguo Mall	(3)	61	-
Yuanshi County Natural Gas Sales Company	(2)	—	77
Total		$106,869	$34,072

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3) Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Borrowed funds from CeraVest investor, related party:

A summary of the Company’s borrowed funds from CeraVest investor, related party is as follows:

		December 31,
	Note	2015	2014

Mr. Chen Lei	(1)	$2,716	-
Total		$2,716	$-

(1)	During the periods presented, Chen Lei, the senior vice president, has provided to the Company through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term and are secured by the counterpart loans, net. These payables represent two types of investment, CeraVest Fixed and CeraVest Flex, amounting to $ 2.7 million and $13, with weighted average interest rate of 8.62% and 8.03 % per annum as of December 31, 2015, respectively.

Related Parties Transactions

During the periods presented, the details of the related party transactions were as follows:

Notes	Years Ended December 31,
2015	2014	2013

Capital nature:
Hebei Kaiyuan	(1)	(a)	—	—	20,973
Hebei Kaiyuan	(1)	(c)	—	50,616	19,562
Hebei Ruijie Hotel Management Co. Ltd	(1)	(a)	24,098	24,413	24,200
Hebei Ruijie Hotel Management Co. Ltd	(1)	(c)	80,488	15,461	—
Kaiyuan Shengrong	(1)	(b)	—	—	10,487
Kaiyuan Shengrong	(1)	(d)	—	—	10,487
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(2)	(c)	—	—	2,662
Ruituo	(3)	(a)	24,098	48,826	24,200
Ruituo	(3)	(e)	55,115	7,927	—
Ruituo	(3)	(f)	3,908	31	—
Beiguo Auto	(5)	(e)	182	—	—
Beiguo Auto	(5)	(f)	67	—	—
Xinji Beiguo Mall	(5)	(e)	35,627	—	—
Xinji Beiguo Mall	(5)	(f)	1,592	—	—
Mr. Li	(4)	(a)	223,793	—	69,374
Mr. Wei	(6)	(a)	16,066	—	—
Alliance Rich	(1)	(f)	168	939	339
Hebei Ruijie Hotel Management Company	(1)	(h)	—	73	—

Operating nature:
Hebei Kaiyuan	(1)	(f)	301	311	214
Kaiyuan Shengrong	(1)	(f)	—	—	325
Hebei Ruijie Hotel Management Company	(1)	(g)	1,204	949	—
Hebei Ruijie Hotel Management Company	(1)	(f)	968	128	—
Yuanshi County Natural Gas Sales Company	(3)	(i)	—	857	—
Yuanshi County Natural Gas Sales Company	(3)	(m)	—	2,074	—
Yuanshi County Natural Gas Sales Company	(3)	(j)	25	23	—
Yuanshi County Natural Gas Sales Company	(3)	(k)	927	190	—
Yuanshi County Natural Gas Sales Company	(3)	(l)	11	3	—

Notes:

(1)	Entity controlled by Mr. Li.

(2)	Entity which Mr. Li’s brother holds 40% equity interest.

(3)	Entity controlled by Mr. Li’s brother.

(4)	The Chairman and Chief Executive Officer of Fincera.

(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

(6)	The Chief Operating Officer of Fincera.

Nature of transaction:

(a)	Bank loan guarantee provided to the bank by the related parties.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Loan provided to the Company during the year.

(d)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(e)	Internet-based financing provided to the Company during the year.

(f)	Interest incurred by the Company during the year.

(g)	Conference fees.

(h)	Construction fees.

(i)	CeraVest loans and security deposits.

(j)	CeraVest interest revenue.

(k)	CeraPay funds used.

(l)	CeraPay revenue.

(m)	Sale of automobiles by the Company, including VAT, during the year

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate with Mr. Li. Hebei Kaiyuan agreed to provide the office space free of charge and no rental costs were incurred by the Company until April 2013, when the Company moved into the new property acquired.